Other Payables and Accruals (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Payables and Accruals
Unearned revenue	$ 21,223	$ 23,996
Accrued off-hire	3,103	478
Accrued purchases	2,499	4,722
Accrued payable to charterers	4,279	397
Other accruals	8,428	4,191
Total	$ 39,532	$ 33,784